Condensed Consolidated Statements of Stockholders' Deficit (Parenthetical)	Nov. 06, 2017	Jul. 21, 2016 $ / shares	Sep. 30, 2017 $ / shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 $ / shares
Reverse stock split ratio		0.0625
Common stock issued, par value		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Subsequent Event [Member]
Reverse stock split ratio	0.0029